N-2	Jul. 16, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001957121
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Felicitas Private Markets Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class Y	Class I
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(1)	2.00%	2.00%

(1)      A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class Y Shares or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. See “TENDER OFFERS/REPURCHASES OF SHARES.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES: (As a Percentage of Net Assets Attributable to Shares)
Investment Management Fee(2)	1.00%	1.00%
Fees and Interest Payments on Borrowed Funds	0.05%	0.05%
Acquired Fund Fees and Expenses(3)	2.58%	2.58%
Shareholder Servicing Fees(4)	—	0.15%
Other Expenses(5)	1.20%	1.20%
Total Annual Expenses	4.83%	4.98%
Less: Fee Waiver and Expense Reimbursements(6)	(0.70)%	(0.70)%
Net Annual Expenses	4.13%	4.28%

(2)      For its provision of advisory services to the Fund, the Investment Adviser receives an annual Management Fee, payable quarterly in arrears, equal to 1.00% of the Fund’s net assets determined as of quarter-end. The Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

(3)      In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Funds generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 10% to 20% of the net capital appreciation in the private Investment Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as set forth in the respective private Investment Funds’ offering documents. The Acquired Fund Fees and Expenses are based on expected amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(4)      Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of Shares and has adopted a shareholder service plan (“Shareholder Service Plan”) for Class I Shares. Under the Shareholder Service Plan, the Fund is permitted to pay as compensation up to 0.15% on an annualized basis of the net assets of the Fund attributable to Class I Shares (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. The Fund may pay all or a portion of these fees to any registered securities dealer, financial institution, or any other person (each, a “Recipient”) who provides certain shareholder services, pursuant to a written agreement. Class Y Shares are not subject to the Shareholder Servicing Fee.

(5)      Other Expenses are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, Transfer agent and Custodian.

(6)    The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service Plan, financing fees and costs, and extraordinary expenses, such as litigation expenses) do not exceed 1.50% of the net assets of the Fund on an annualized basis (the “Expense Limit”) through October 31, 2027. The Expense

Limitation and Reimbursement may not be terminated before October 31, 2027 by the Investment Adviser and thereafter may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of the repayment.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

	1 Year	3 Years	5 Years	10 Years
You Would Pay the Following Expenses Based on the Imposition of a $1,000 Investment in the Fund, Assuming a 5% Annual Return:
Class Y Shares	$41	$139	$237	$483
Class I Shares	$43	$143	$244	$495

The example is based on the annual fees and expenses set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at NAV and that the percentage amounts listed under annual expenses remain the same in the years shown (except that the example reflects the expense limitation for the one-year period and the first year of each additional period). The assumption in the hypothetical example of a 5% annual return is the same as that required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Shares.

Basis of Transaction Fees, Note [Text Block]	As a Percentage of Net Assets Attributable to Shares
Other Expenses, Note [Text Block]	Other Expenses are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, Transfer agent and Custodian.
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses are based on expected amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
Class Y [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2]
Interest Expenses on Borrowings [Percent]	0.05%
Distribution/Servicing Fees [Percent]		[3]
Acquired Fund Fees and Expenses [Percent]	2.58%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.20%	[5]
Total Annual Expenses [Percent]	4.83%
Waivers and Reimbursements of Fees [Percent]	(0.70%)	[6]
Net Expense over Assets [Percent]	4.13%
Expense Example, Year 01	$ 41
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	237
Expense Example, Years 1 to 10	$ 483
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2]
Interest Expenses on Borrowings [Percent]	0.05%
Distribution/Servicing Fees [Percent]	0.15%	[3]
Acquired Fund Fees and Expenses [Percent]	2.58%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.20%	[5]
Total Annual Expenses [Percent]	4.98%
Waivers and Reimbursements of Fees [Percent]	(0.70%)	[6]
Net Expense over Assets [Percent]	4.28%
Expense Example, Year 01	$ 43
Expense Example, Years 1 to 3	143
Expense Example, Years 1 to 5	244
Expense Example, Years 1 to 10	$ 495

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class Y Shares or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. See “TENDER OFFERS/REPURCHASES OF SHARES.”
[2]	For its provision of advisory services to the Fund, the Investment Adviser receives an annual Management Fee, payable quarterly in arrears, equal to 1.00% of the Fund’s net assets determined as of quarter-end. The Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
[3]	Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of Shares and has adopted a shareholder service plan (“Shareholder Service Plan”) for Class I Shares. Under the Shareholder Service Plan, the Fund is permitted to pay as compensation up to 0.15% on an annualized basis of the net assets of the Fund attributable to Class I Shares (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. The Fund may pay all or a portion of these fees to any registered securities dealer, financial institution, or any other person (each, a “Recipient”) who provides certain shareholder services, pursuant to a written agreement. Class Y Shares are not subject to the Shareholder Servicing Fee.
[4]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Funds generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 10% to 20% of the net capital appreciation in the private Investment Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as set forth in the respective private Investment Funds’ offering documents. The Acquired Fund Fees and Expenses are based on expected amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[5]	Other Expenses are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, Transfer agent and Custodian.
[6]	The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service Plan, financing fees and costs, and extraordinary expenses, such as litigation expenses) do not exceed 1.50% of the net assets of the Fund on an annualized basis (the “Expense Limit”) through October 31, 2027. The Expense

Limitation and Reimbursement may not be terminated before October 31, 2027 by the Investment Adviser and thereafter may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of the repayment.